EQUITY - General and Limited Partnership Units (Details) - shares	1 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period		66,185,802
Repurchased and canceled		(89,027.00)
Issued for cash		13,837,000
Balance at end of period	79,933,775	79,933,775
Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period		4
Repurchased and canceled		0
Issued for cash		0
Balance at end of period	4	4
Limited Partners
Disclosure of classes of share capital [line items]
Balance at beginning of period		66,185,798
Repurchased and canceled		(89,027)
Issued for cash	13,837,000	13,837,000
Balance at end of period	79,933,771	79,933,771